Insurance	12 Months Ended
Dec. 31, 2011
Insurance [Abstract]
Insurance

8. Insurance

Insurance Liabilities

Insurance liabilities were as follows:

	Future Policy Benefits		Policyholder Account Balances		Other Policy-Related Balances
	December 31,
	2011	2010	2011	2010	2011	2010
	(In millions)
Retail	$66,451	$64,991	$69,553	$66,193	$2,868	$3,004
Group, Voluntary & Worksite Benefits	16,309	15,369	9,273	9,676	3,317	3,124
Corporate Benefit Funding	49,657	43,628	56,367	57,828	201	204
Latin America	6,299	6,417	6,159	6,232	1,432	1,555
Asia	32,419	28,070	59,739	54,584	6,109	6,150
EMEA	6,864	6,601	14,235	14,017	1,249	1,281
Corporate & Other	6,276	5,846	2,374	2,227	423	432

Total	$184,275	$170,922	$217,700	$210,757	$15,599	$15,750

See Note 22 for information on the continued realignment of certain products and businesses among the Company’s existing segments during the third quarter of 2012, which was retrospectively applied.

Value of Distribution Agreements and Customer Relationships Acquired

Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

Amount
(In millions)
Balance at January 1, 2009	$822
Acquisitions	—
Amortization	(34)
Effect of foreign currency translation and other	4

Balance at December 31, 2009	792
Acquisitions	356
Amortization	(42)
Effect of foreign currency translation and other	(12)

Balance at December 31, 2010	1,094
Acquisitions	213
Amortization	(60)
Effect of foreign currency translation and other	17

Balance at December 31, 2011	$1,264

The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $82 million in 2012, $89 million in 2013, $94 million in 2014, $92 million in 2015 and $84 million in 2016. See Note 2 for a description of acquisitions and dispositions.

Negative Value of Business Acquired

Information regarding negative VOBA, which is recorded in other policy-related balances, was as follows:

Amount
(In millions)
Balance at January 1, 2010	$—
Acquisitions	4,422
Amortization	(64)
Effect of foreign currency translation	(71)

Balance at December 31, 2010	4,287
Acquisitions	7
Amortization	(697)
Effect of foreign currency translation	60

Balance at December 31, 2011	$3,657

The weighted average amortization period for negative VOBA was 6.0 years. The estimated future amortization of credit to expenses recorded in other expenses for the next five years for negative VOBA is $627 million in 2012, $563 million in 2013, $477 million in 2014, $388 million in 2015 and $298 million in 2016.

Sales Inducements

Information regarding deferred sales inducements, which are reported in other assets, was as follows:

Amount
(In millions)
Balance at January 1, 2009	$711
Capitalization	193
Amortization	(63)

Balance at December 31, 2009	841
Capitalization	157
Amortization	(80)

Balance at December 31, 2010	918
Capitalization	140
Amortization	(132)

Balance at December 31, 2011	$926

Separate Accounts

Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $158.8 billion and $149.0 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $44.2 billion and $34.1 billion at December 31, 2011 and 2010, respectively. The latter category consisted primarily of funding agreements and participating close-out contracts. The average interest rate credited on these contracts was 3.12% and 3.32% at December 31, 2011 and 2010, respectively.

For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

Obligations Under Funding Agreements

The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities (“SPEs”) that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2011, 2010 and 2009, the Company issued $39.9 billion, $34.1 billion and $28.6 billion, respectively, and repaid $41.6 billion, $30.9 billion and $32.0 billion, respectively, of such funding agreements. At December 31, 2011 and 2010, funding agreements outstanding, which are included in PABs, were $25.5 billion and $27.2 billion, respectively.

Certain subsidiaries of MetLife, Inc. are members of the Federal Home Loan Bank (“FHLB”). Holdings of FHLB common stock by branch, included in equity securities, were as follows at:

	December 31,
	2011	2010
	(In millions)
FHLB of New York (“FHLB of NY”)	$658	$890
FHLB of Boston	$70	$70
FHLB of Des Moines	$51	$20

Certain subsidiaries of MetLife, Inc. have also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows:

	Liability		Collateral
	December 31,
	2011	2010	2011	2010
	(In millions)
FHLB of NY (1)	$11,655	$12,555	$13,002 (2)		$14,204 (2)
Farmer Mac (3)	$2,750	$2,750	$3,157 (4)		$3,159 (4)
FHLB of Boston (1)	$450	$100	$518 (2)		$211 (2)
FHLB of Des Moines (1)	$695	$—	$953 (2)	$	— (2)

(1)

Represents funding agreements issued to the FHLB in exchange for cash and for which the FHLB has been granted either a blanket lien or a lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB’s recovery on the collateral is limited to the amount of the Company’s liability to the FHLB.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)

Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States (“Farmer Mac”).

(4)	Secured by a pledge of certain eligible agricultural real estate mortgage loans. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

Information regarding the liabilities for unpaid claims and claim expenses relating to property and casualty, group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Balance at January 1,	$10,708	$8,219	$8,260
Less: Reinsurance recoverables	2,198	547	1,042

Net balance at January 1,	8,510	7,672	7,218

Acquisitions, net	—	583	—
Incurred related to:
Current year	9,028	6,482	6,569
Prior years	(199)	(75)	(152)

Total incurred	8,829	6,407	6,417

Paid related to:
Current year	(6,238)	(4,050)	(3,972)
Prior years	(2,420)	(2,102)	(1,991)

Total paid	(8,658)	(6,152)	(5,963)

Net balance at December 31,	8,681	8,510	7,672
Add: Reinsurance recoverables	1,436	2,198	547

Balance at December 31,	$10,117	$10,708	$8,219

During 2011, 2010 and 2009, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $199 million, $75 million and $152 million, respectively, due to a reduction in prior year automobile bodily injury and homeowners’ severity and improved loss ratio for non-medical health claim liabilities.

Guarantees

The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return (“anniversary contract value” or “minimum return”). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize (“two tier annuities”). These guarantees include benefits that are payable in the event of death, maturity or at annuitization.

The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

	December 31,
	2011		2010
	In the Event of Death	At Annuitization	In the Event of Death	At Annuitization
	(In millions)
Annuity Contracts (1)
Return of Net Deposits
Separate account value	$60,935	$486	$55,753	$390
Net amount at risk (2)	$8,912 (3)	$404 (4)	$6,194 (3)	$289 (4)
Average attained age of contractholders	62 years	66 years	62 years	67 years

Anniversary Contract Value or Minimum Return
Separate account value	$102,910	$71,934	$92,041	$55,668
Net amount at risk (2)	$7,729 (3)	$11,735 (4)	$5,297 (3)	$6,373 (4)
Average attained age of contractholders	63 years	62 years	62 years	61 years

Two Tier Annuities
General account value	N/A	$386	N/A	$280
Net amount at risk (2)	N/A	$60 (5)	N/A	$49 (5)
Average attained age of contractholders	N/A	60 years	N/A	62 years

	December 31,
	2011		2010
	Secondary Guarantees	Paid-Up Guarantees	Secondary Guarantees	Paid-Up Guarantees
	(In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account)	$12,946	$3,963	$11,015	$4,102
Net amount at risk (2)	$188,642 (3)	$24,991 (3)	$156,432 (3)	$26,851 (3)
Average attained age of policyholders	53 years	59 years	52 years	58 years

(1)	The Company’s annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)	The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

(3)	The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

(4)

The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

(5)	The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	Guaranteed Death Benefits	Guaranteed Annuitization Benefits	Secondary Guarantees	Paid-Up Guarantees	Total
	(In millions)
Direct and Assumed
Balance at January 1, 2009	$251	$403	$271	$140	$1,065
Incurred guaranteed benefits	118	(1)	233	34	384
Paid guaranteed benefits	(201)	—	—	—	(201)

Balance at December 31, 2009	168	402	504	174	1,248
Acquisitions	46	110	2,952	—	3,108
Incurred guaranteed benefits	149	111	536	24	820
Paid guaranteed benefits	(91)	—	(1)	—	(92)

Balance at December 31, 2010	272	623	3,991	198	5,084
Incurred guaranteed benefits	273	269	496	23	1,061
Paid guaranteed benefits	(113)	(10)	(24)	—	(147)

Balance at December 31, 2011	$432	$882	$4,463	$221	$5,998

Ceded
Balance at January 1, 2009	$8	$—	$80	$90	$178
Incurred guaranteed benefits	26	—	102	32	160
Paid guaranteed benefits	(28)	—	—	—	(28)

Balance at December 31, 2009	6	—	182	122	310
Acquisitions	30	—	—	—	30
Incurred guaranteed benefits	18	(1)	412	17	446
Paid guaranteed benefits	(15)	—	—	—	(15)

Balance at December 31, 2010	39	(1)	594	139	771
Incurred guaranteed benefits	35	9	20	16	80
Paid guaranteed benefits	(20)	—	—	—	(20)

Balance at December 31, 2011	$54	$8	$614	$155	$831

Net
Balance at January 1, 2009	$243	$403	$191	$50	$887
Incurred guaranteed benefits	92	(1)	131	2	224
Paid guaranteed benefits	(173)	—	—	—	(173)

Balance at December 31, 2009	162	402	322	52	938
Acquisitions	16	110	2,952	—	3,078
Incurred guaranteed benefits	131	112	124	7	374
Paid guaranteed benefits	(76)	—	(1)	—	(77)

Balance at December 31, 2010	233	624	3,397	59	4,313
Incurred guaranteed benefits	238	260	476	7	981
Paid guaranteed benefits	(93)	(10)	(24)	—	(127)

Balance at December 31, 2011	$378	$874	$3,849	$66	$5,167

Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

	December 31,
	2011	2010
	(In millions)
Fund Groupings:
Equity	$57,750	$59,546
Balanced	52,823	40,199
Bond	9,838	9,539
Money Market	1,521	1,584
Specialty	2,034	2,192

Total	$123,966	$113,060